Organization and Principal Activities (Details)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Line Items]
Percentage of service fees	95.00%
Term of loan	20 years
EZGO [Member]
Organization and Principal Activities [Line Items]
Percentage of interest	24.00%
EZGO [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interests	100.00%